CONVERTIBLE PREFERRED STOCK - Schedule of Convertible Preferred Shares (Details)	Dec. 31, 2021 USD ($) shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares) | shares	0	1,155,909,398	1,058,949,780
Convertible preferred stock, shares outstanding (in shares) | shares	0		957,159,704
Net Carrying Value			$ 2,494,076,000	$ 1,074,010,000	$ 259,960,000
Convertible preferred stock, liquidation preference amount	$ 0		$ 3,497,913,000
Series A
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares) | shares			32,045,280
Convertible preferred stock, shares outstanding (in shares) | shares			32,045,280
Net Carrying Value			$ 11,925,000
Conversion Per Share to Common Stock			0.38
Temporary equity, liquidation preference per share (in dollars per share) | $ / shares			$ 0.38
Convertible preferred stock, liquidation preference amount			$ 12,120,000
Series B
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares) | shares			24,677,332
Convertible preferred stock, shares outstanding (in shares) | shares			24,677,332
Net Carrying Value			$ 23,740,000
Conversion Per Share to Common Stock			1.13
Temporary equity, liquidation preference per share (in dollars per share) | $ / shares			$ 1.13
Convertible preferred stock, liquidation preference amount			$ 28,000,000
Convertible preferred stock, shares cancelled (in shares) | shares			3,525,332
Convertible preferred stock, shares cancelled, fair value			$ 3,000,000.0
Series C
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares) | shares			82,414,075
Convertible preferred stock, shares outstanding (in shares) | shares			59,575,253
Net Carrying Value			$ 137,475,000
Conversion Per Share to Common Stock			2.42
Temporary equity, liquidation preference per share (in dollars per share) | $ / shares			$ 2.42
Convertible preferred stock, liquidation preference amount			$ 144,432,000
Convertible preferred stock, shares cancelled, fair value	$ 0.19
Series D
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares) | shares			618,720,748
Convertible preferred stock, shares outstanding (in shares) | shares			539,769,493
Net Carrying Value			$ 1,311,548,000
Conversion Per Share to Common Stock			2.33
Temporary equity, liquidation preference per share (in dollars per share) | $ / shares			$ 3.64
Convertible preferred stock, liquidation preference amount			$ 1,963,912,000
Series E
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares) | shares			301,092,345
Convertible preferred stock, shares outstanding (in shares) | shares			301,092,346
Net Carrying Value			$ 1,009,388,000
Conversion Per Share to Common Stock			2.99
Temporary equity, liquidation preference per share (in dollars per share) | $ / shares			$ 4.48
Convertible preferred stock, liquidation preference amount			$ 1,349,449,000